10010401

NYSE Regulation

NYSE Regulation, Inc. | 20 Broad Street
New York, New York 10005
nyseregulation.com

CERT NYS

1-34595

Received SEC

JAN 04 2010

Washington, DC 20549

January 4, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on January 4, 2010 the NYSE Amex LLC (the "Exchange") received from ATS Corporation (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Shares, par value $0.0001 each

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
Senior Manager, Corporate Compliance